Financial Instruments (Schedule of Composition of Derivatives) (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 43	€ 94
Derivatives presented under non-current assets	209	5,162
Derivatives presented under non-current liabilities	(14,152)	(7,263)
Financial power swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets		4,967
Derivatives presented under non-current liabilities	(5,432)
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	43	94
Derivatives presented under non-current assets	209	103
Forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets		92
Derivatives presented under non-current liabilities		(344)
Swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(1,025)	(766)
Derivatives presented under non-current liabilities	€ (8,720)	€ (6,919)